UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

          Read instructions at end of Form before preparing the Form.


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1.     Name and address of issuer:  ReliaStar Select Variable Account
                                    20 Washington Avenue South
                                    Minneapolis, Minnesota 55401


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2.     Name of each series or class of securities for which this Form is filed
       (If the Form is being filed for all series and classes of securities of
       the issuer, check the box but do not list series or classes): [ ]   N/A

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3.     Investment Company Act File Number:   811-3341

       Securities Act File Number            2-75185

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4(a).  Last day of fiscal for which this Form is filed:  December 31, 2000

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4(b).  [ ] Check box if this Form is being filed late (i.e. more than 90 days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  [ ] Check box if this is the last time the issuer will be filing this
           Form.
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


5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities
              sold during the fiscal year pursuant
              to section 24(f):                                   $   6,718,454
                                                                   ------------

       (ii)   Aggregate price of securities
              redeemed or repurchased during
              the fiscal year:                     $   6,853,880
                                                    ------------

       (iii)  Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending
              no earlier than October 11, 1995
              that were not previously used to
              reduce registration fees payable
              to the Commission:                   $            0
                                                    -------------

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                      -$   6,853,880
                                                                   ------------

       (v)    Net sales - if Item 5(i) is greater
              than Item 5(iv) [subtract Item 5(iv)
              from Item 5(i)]:                                    $           0
                                                                   ------------
      ---------------------------------------------------------------
      | (vi)   Redemption credits available for                     |
      |        use in future years - if Item 5(i)                   |
      |        is less than Item 5(iv) [subtract                    |
      |        Item 5(iv) from Item 5(i)]:         $     (135,426)  |
      |                                             -------------   |
      ---------------------------------------------------------------

       (vii)  Multiplier for determining
              registration fee (See
              Instruction C.9):                                   x .00025
                                                                   ------------
       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)] (enter
              "0" if no fee is due):                             =$           0
                                                                   ------------

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


6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       ________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:
       _________________.

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7.     Interest due - if this Form is being filed more
       than 90 days after the end of the issuer's fiscal
       year (see Instruction D):                                 +$           0
                                                                   ------------

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8.     Total of the amount of registration fee due
       plus any interest due [line 5(viii) plus line 7]          =$           0
                                                                   ------------

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9.     Date the registration fee and any interest payment
       was sent to the Commission's lockbox depository:   N/A

       CIK No.:  N/A


       Method of Delivery:

              [ ]   Wire Transfer
              [ ]   Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and Title)*     /s/ Michael S. Fischer
                              --------------------------
                              Michael S. Fischer
                              Chief Counsel

Date March 8, 2001

* Please print the name and title of the signing officer below the signature.